Subsequent Events (Details Narrative)	6 Months Ended		7 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 07, 2024 $ / shares	Aug. 01, 2024 USD ($) shares	Jul. 18, 2024 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 221,251,000	$ 32,448,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 22,938,000	$ (34,000)
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared per share | $ / shares			$ 0.70
Dividends Payable, Date to be Paid			Sep. 06, 2024
Dividends Payable, Date of Record			Aug. 27, 2024
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Ratio				86.0801
Principal amount				$ 1,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares				5,971,284
Exchanged stock cancelled | shares				1,341,584
Subsequent Event [Member] | Star Hydrus [Member]
Subsequent Event [Line Items]
Delivery date to buyers					October 2024
Subsequent Event [Member] | Star Hydrus and Star Iris [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment					$ 29,700,000
Gain (Loss) on Disposition of Property Plant Equipment					$ 7,000,000